STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                     Financial Statements for the Year Ended
                                December 31, 1998

                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST

February 25, 1999

Dear Standish, Ayer and Wood Investment Trust Shareholder:

We are writing to provide you with a review of developments at Standish, Ayer & Wood, as they relate to the activities of the Investment Trust.

The financial markets had a wild year in 1998. Following the disarray in Asia and, more directly, the de facto Russian default in mid-August, a large part of the world's financial markets simply shut down. Many sectors of the U.S. markets were paralyzed. Spurred by a second easing of monetary policy by the Federal Reserve in mid-October, the markets reopened and staged a dramatic recovery.

Performance within subsets of the major asset classes varied greatly. Bonds generally produced positive returns, but less liquid issues with any degree of perceived credit risk underperformed. Emerging market securities were eviscerated during the third quarter spasm and recovered only partially in the fourth. By far the best returns in the U.S. equity markets were registered by a relatively narrow group of higher price/earnings ratio, larger capitalization stocks. The disparity in return between the larger cap stocks and smaller cap stocks, as measured by the Standard & Poor's 500 and the Russell 2000 indexes was an astounding 31%!

While some funds managed by Standish did well relative to their benchmarks and most funds produced good absolute returns, too many underperformed their benchmarks in 1998. In bonds, our holdings of corporate credits and mortgages underperformed U.S. Treasury securities, the latter representing a significant portion of the major indexes. In equities, our preference for lower price/earnings ratios led to an overweighting in mid cap stocks that suffered relative to larger cap stocks with significantly higher valuations.

We have expended considerable time and effort trying to learn the correct lessons from 1998. We have determined that much of the underperformance was generic to our style and that 1998 was an aberrant year, with valuation on holiday in many sectors. We are deeply committed to the view that valuation is extremely important in making investment judgments. We are dedicated to our philosophy and unalterably convinced that our strategy of buying securities that are inexpensive relative to their fundamentals is an excellent path to sustainable excess returns over the long term.

Notwithstanding the chaotic markets, we are pleased that Standish has benefited from extraordinary stability of both our clients and our professional team. At the end of 1998, total assets under management for our clients were $46.2 billion, compared with $39.3 billion at the end of 1997. We have experienced growth in virtually all asset categories, especially equities. The Standish Funds increased assets from $5.7 billion to $6.5 billion during the year, with about 75% of the growth representing additions from existing clients.

The Standish team has also grown significantly, from 232 members at the beginning of 1998 to 276 members at the end of the year. Our 97 investment officers have average investment experience of 15 years. Fifty-six officers have advanced degrees (typically an MBA) and 65 have some advanced professional accreditation (virtually all Chartered Financial Analysts). There have been no changes in the 24 individuals (all with CFAs) who own Standish, Ayer & Wood.

At the end of 1998, the Standish Board of Directors elected four new associate directors: Susan Coan, one of the key managers in our taxable client group; David Horsfall, head of our large bond trading operation; Phil Leonardi, a major contributor to expanding our equity assets; and Jennifer Pline, who holds major responsibilities for serving large, fixed income clients. We have elected 13 new vice presidents and 17 new assistant vice presidents of Standish, Ayer & Wood.

In this environment, there are no shortages of challenges and opportunities. Our first priority remains to produce superior long-term investment performance for our clients. We believe we have the investment disciplines and the professional team to achieve that goal. In those asset classes in which our returns were subpar in 1998, we have a special impetus to produce superior results in the future. With our portfolios attractively priced compared to the relevant benchmarks, we see potential for significant excess return when the markets become more focused on investment value.

We believe that we are in partnership with our clients. We would like to assure you of our dedication to fulfilling your needs while expressing our great appreciation for your confidence in Standish.

Sincerely yours,


/s/ Ted Ladd                                         /s/ George Noyes
Edward H. Ladd, Chairman                             George W. Noyes, President

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                       Management Discussion and Analysis

The year just ended may go down in history as one of the most volatile periods in recent history. While the market environment was difficult during the first half of the year, the global crisis hit the markets in full force in August, when Russia defaulted on its debt. This led to a complete crisis of confidence in the markets, with a severe liquidity crunch and a flight to quality that affected virtually every sector of the market. Confidence was gradually restored only when the Federal Reserve stepped in to lower interest rates in two moves based on concerns about market psychology. In this environment, the best performing sector of the bond market was the safest and most liquid--U.S. Treasuries. These securities make up substantial portions of the Lehman Aggregate Index and resulted in strong returns for the year: 8.67%. This return is attractive on a stand-alone basis but is even more impressive against the backdrop of an economy in which we have had inflation of less than 2% for the year. The Fund's performance versus the index was disappointing, a return of 5.25% for 1998.

On a relative return basis, the Fund performed fairly well during the first half of the year, but as the flight to quality unfolded, particularly during the August-October period, our performance lagged substantially. We cut back our corporate bond exposure during the first half of the year based on our opinion that yield spreads were relatively narrow on a historical basis. In hindsight, this was the right move, but we did not cut enough. We also reduced our mortgage exposure generally throughout the year, and these securities underperformed as interest rates fell substantially and fears of increased prepayments proved to be true. On the positive side, our exposure to the international markets was generally a positive for performance, as the non-U.S. markets performed quite well. We also maintained a duration longer than the index for much of the year, lengthening the Fund's duration further at the height of the crisis, which served us well in a falling interest rate environment. We used option strategies throughout the year to improve the portfolio's positioning in the volatile environment.

In late 1998, we began to add to corporate bonds, mortgages and commercial mortgage-backed securities. Our belief at that time was that these sectors offered attractive values on a historical basis and if we were able simply to earn the yield spread above Treasuries, it would be positive for the Fund. We entered 1999 with a substantial yield spread advantage over the Lehman Aggregate Index, one of the highest levels in recent history. We anticipate maintaining our allocation to the international markets for the forseeable future, based on our current outlook.

Although this was a difficult and disappointing year, we are confident that the Fund is well positioned to take advantage of the market environment in 1999. We want to assure you that we are working diligently to meet your expectations for the year and thank you for your continued confidence as a shareholder.

Sincerely yours,


/s/ Caleb F. Aldrich
Caleb F. Aldrich

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

             Comparison of Change in Value of $100,000 Investment in
Standish Fixed Income Fund, Lehman Gov't/Corp Index, and Lehman Aggregate Index

  [The following table was originally a line chart in the printed materials.]

                                       Standish         Lehman          Lehman
                                         Fixed         Gov't/Corp.     Aggregate
                                      Income Fund        Index          Index
------------------------------------------------------------------------------
Inception 3/30/1987                     100000          100000          100000
------------------------------------------------------------------------------
Apr-1987                                 98600           97340           97260
------------------------------------------------------------------------------
May-1987                                 97700           96902           96881
------------------------------------------------------------------------------
Jun-1987                                 98850           98104           98218
------------------------------------------------------------------------------
Jul-1987                                 98850           97888           98139
------------------------------------------------------------------------------
Aug-1987                                 98698           97340           97609
------------------------------------------------------------------------------
Sep-1987                                 96613           95247           95530
------------------------------------------------------------------------------
Oct-1987                                 98647           98819           98931
------------------------------------------------------------------------------
Nov-1987                                 99581           99451           99722
------------------------------------------------------------------------------
Dec-1987                                100619          100813          101079
------------------------------------------------------------------------------
Jan-1988                                104275          104261          104637
------------------------------------------------------------------------------
Feb-1988                                105811          105460          105882
------------------------------------------------------------------------------
Mar-1988                                105016          104416          104886
------------------------------------------------------------------------------
Apr-1988                                104692          103811          104320
------------------------------------------------------------------------------
May-1988                                104150          103115          103621
------------------------------------------------------------------------------
Jun-1988                                106261          105445          106118
------------------------------------------------------------------------------
Jul-1988                                105985          104844          105567
------------------------------------------------------------------------------
Aug-1988                                106040          105117          105841
------------------------------------------------------------------------------
Sep-1988                                108365          107419          108233
------------------------------------------------------------------------------
Oct-1988                                110175          109320          110268
------------------------------------------------------------------------------
Nov-1988                                109044          108085          108934
------------------------------------------------------------------------------
Dec-1988                                109213          108453          109053
------------------------------------------------------------------------------
Jan-1989                                110778          109895          110624
------------------------------------------------------------------------------
Feb-1989                                110199          109060          109827
------------------------------------------------------------------------------
Mar-1989                                110547          109649          110300
------------------------------------------------------------------------------
Apr-1989                                112506          111962          112605
------------------------------------------------------------------------------
May-1989                                115474          114717          115566
------------------------------------------------------------------------------
Jun-1989                                118918          118456          119080
------------------------------------------------------------------------------
Jul-1989                                121286          120920          121616
------------------------------------------------------------------------------
Aug-1989                                119586          119046          119816
------------------------------------------------------------------------------
Sep-1989                                120254          119570          120427
------------------------------------------------------------------------------
Oct-1989                                122988          122607          123390
------------------------------------------------------------------------------
Nov-1989                                123921          123710          124562
------------------------------------------------------------------------------
Dec-1989                                124231          123896          124898
------------------------------------------------------------------------------
Jan-1990                                122960          122186          123412
------------------------------------------------------------------------------
Feb-1990                                123278          122455          123807
------------------------------------------------------------------------------
Mar-1990                                123596          122467          123893
------------------------------------------------------------------------------
Apr-1990                                122815          121340          122754
------------------------------------------------------------------------------
May-1990                                126196          124859          126387
------------------------------------------------------------------------------
Jun-1990                                128147          126882          128422
------------------------------------------------------------------------------
Jul-1990                                130473          128455          130194
------------------------------------------------------------------------------
Aug-1990                                128811          126593          128450
------------------------------------------------------------------------------
Sep-1990                                129277          127643          129516
------------------------------------------------------------------------------
Oct-1990                                130636          129341          131160
------------------------------------------------------------------------------
Nov-1990                                133491          132161          133980
------------------------------------------------------------------------------
Dec-1990                                135666          134156          136071
------------------------------------------------------------------------------
Jan-1991                                137816          135659          137758
------------------------------------------------------------------------------
Feb-1991                                139550          136826          138929
------------------------------------------------------------------------------
Mar-1991                                139966          137770          139887
------------------------------------------------------------------------------
Apr-1991                                141873          139354          141398
------------------------------------------------------------------------------
May-1991                                142861          140009          142218
------------------------------------------------------------------------------
Jun-1991                                142367          139855          142147
------------------------------------------------------------------------------
Jul-1991                                144591          141617          144123
------------------------------------------------------------------------------
Aug-1991                                147677          144874          147236
------------------------------------------------------------------------------
Sep-1991                                151193          147902          150225
------------------------------------------------------------------------------
Oct-1991                                153243          149219          151892
------------------------------------------------------------------------------
Nov-1991                                154488          150711          153290
------------------------------------------------------------------------------
Dec-1991                                159638          155790          157843
------------------------------------------------------------------------------
Jan-1992                                157201          153484          155696
------------------------------------------------------------------------------
Feb-1992                                158952          154298          156708
------------------------------------------------------------------------------
Mar-1992                                158127          153449          155830
------------------------------------------------------------------------------
Apr-1992                                158980          154370          156952
------------------------------------------------------------------------------
May-1992                                162857          157364          159919
------------------------------------------------------------------------------
Jun-1992                                165960          159678          162126
------------------------------------------------------------------------------
Jul-1992                                168724          163765          165433
------------------------------------------------------------------------------
Aug-1992                                170620          165223          167104
------------------------------------------------------------------------------
Sep-1992                                171647          167470          169092
------------------------------------------------------------------------------
Oct-1992                                168106          164908          166843
------------------------------------------------------------------------------
Nov-1992                                167865          164759          166877
------------------------------------------------------------------------------
Dec-1992                                170632          167593          169530
------------------------------------------------------------------------------
Jan-1993                                174784          171247          172785
------------------------------------------------------------------------------
Feb-1993                                179184          174808          175809
------------------------------------------------------------------------------
Mar-1993                                180679          175403          176547
------------------------------------------------------------------------------
Apr-1993                                182285          176753          177783
------------------------------------------------------------------------------
May-1993                                182792          176665          178014
------------------------------------------------------------------------------
Jun-1993                                186848          180675          181236
------------------------------------------------------------------------------
Jul-1993                                189083          181832          182269
------------------------------------------------------------------------------
Aug-1993                                193294          186014          185459
------------------------------------------------------------------------------
Sep-1993                                193208          186665          185960
------------------------------------------------------------------------------
Oct-1993                                195306          187430          186648
------------------------------------------------------------------------------
Nov-1993                                193558          185312          185061
------------------------------------------------------------------------------
Dec-1993                                195586          186128          186061
------------------------------------------------------------------------------
Jan-1994                                198808          188920          188572
------------------------------------------------------------------------------
Feb-1994                                193929          184801          185291
------------------------------------------------------------------------------
Mar-1994                                187763          180273          180715
------------------------------------------------------------------------------
Apr-1994                                185513          178777          179269
------------------------------------------------------------------------------
May-1994                                184950          178455          179251
------------------------------------------------------------------------------
Jun-1994                                184224          178045          178857
------------------------------------------------------------------------------
Jul-1994                                187561          181624          182416
------------------------------------------------------------------------------
Aug-1994                                187847          181696          182635
------------------------------------------------------------------------------
Sep-1994                                185464          178953          179950
------------------------------------------------------------------------------
Oct-1994                                185367          178756          179788
------------------------------------------------------------------------------
Nov-1994                                184979          178434          179393
------------------------------------------------------------------------------
Dec-1994                                186045          179612          180630
------------------------------------------------------------------------------
Jan-1995                                189193          183060          184207
------------------------------------------------------------------------------
Feb-1995                                193325          187307          188591
------------------------------------------------------------------------------
Mar-1995                                194211          188562          189741
------------------------------------------------------------------------------
Apr-1995                                197507          191183          192398
------------------------------------------------------------------------------
May-1995                                204900          199194          199844
------------------------------------------------------------------------------
Jun-1995                                205699          200787          201302
------------------------------------------------------------------------------
Jul-1995                                206105          200013          200859
------------------------------------------------------------------------------
Aug-1995                                208741          202572          203283
------------------------------------------------------------------------------
Sep-1995                                210768          204630          205255
------------------------------------------------------------------------------
Oct-1995                                214060          207638          207923
------------------------------------------------------------------------------
Nov-1995                                217352          211064          211042
------------------------------------------------------------------------------
Dec-1995                                220540          214166          213997
------------------------------------------------------------------------------
Jan-1996                                222438          215494          215409
------------------------------------------------------------------------------
Feb-1996                                218643          210926          211661
------------------------------------------------------------------------------
Mar-1996                                217062          209154          210180
------------------------------------------------------------------------------
Apr-1996                                216313          207711          209003
------------------------------------------------------------------------------
May-1996                                215885          207358          208585
------------------------------------------------------------------------------
Jun-1996                                218880          210136          211380
------------------------------------------------------------------------------
Jul-1996                                219749          210620          211950
------------------------------------------------------------------------------
Aug-1996                                219857          210114          211590
------------------------------------------------------------------------------
Sep-1996                                224526          213854          215272
------------------------------------------------------------------------------
Oct-1996                                229594          218837          220051
------------------------------------------------------------------------------
Nov-1996                                234111          222870          223814
------------------------------------------------------------------------------
Dec-1996                                232616          220396          221732
------------------------------------------------------------------------------
Jan-1997                                233862          220661          222419
------------------------------------------------------------------------------
Feb-1997                                235109          221124          222975
------------------------------------------------------------------------------
Mar-1997                                232249          218493          220500
------------------------------------------------------------------------------
Apr-1997                                235354          221683          223808
------------------------------------------------------------------------------
May-1997                                237883          223745          225934
------------------------------------------------------------------------------
Jun-1997                                240987          226429          228623
------------------------------------------------------------------------------
Jul-1997                                247403          233358          234796
------------------------------------------------------------------------------
Aug-1997                                245303          230745          232800
------------------------------------------------------------------------------
Sep-1997                                249267          234367          236245
------------------------------------------------------------------------------
Oct-1997                                251397          238117          239671
------------------------------------------------------------------------------
Nov-1997                                252343          239379          240773
------------------------------------------------------------------------------
Dec-1997                                254818          241893          243205
------------------------------------------------------------------------------
Jan-1998                                257635          245303          246318
------------------------------------------------------------------------------
Feb-1998                                257390          244813          246121
------------------------------------------------------------------------------
Mar-1998                                259109          245572          246958
------------------------------------------------------------------------------
Apr-1998                                260476          246807          248247
------------------------------------------------------------------------------
May-1998                                262713          249458          250593
------------------------------------------------------------------------------
Jun-1998                                264545          252002          252723
------------------------------------------------------------------------------
Aug-1998                                264292          257132          257377
------------------------------------------------------------------------------
Sep-1998                                268606          264486          263399
------------------------------------------------------------------------------
Oct-1998                                262580          262608          262003
------------------------------------------------------------------------------
Nov-1998                                267837          264184          263497
------------------------------------------------------------------------------
Dec-1998                                268195          264818          264287
------------------------------------------------------------------------------

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                       Statement of Assets and Liabilities
                                December 31, 1998
--------------------------------------------------------------------------------

Assets
   Investment in Standish Fixed Income Portfolio ("Portfolio"), at value (Note 1A)                   $ 3,416,447,877
   Receivable for Fund shares sold                                                                           471,736
   Prepaid expenses                                                                                              824
                                                                                                     ----------------
       Total assets                                                                                    3,416,920,437

Liabilities
   Distributions payable                                                             $17,554,044
   Payable for Fund shares redeemed                                                    6,635,026
   Accrued trustees' fees and expenses (Note 3)                                            1,001
   Accrued accounting, custody and transfer agent fees                                    13,546
   Accrued expenses and other liabilities                                                147,192
                                                                                     ------------
       Total liabilities                                                                                  24,350,809
                                                                                                     ----------------
Net Assets                                                                                           $ 3,392,569,628
                                                                                                     ================
Net Assets consist of:
   Paid-in capital                                                                                   $ 3,438,744,756
   Accumulated net realized gain                                                                           1,650,702
   Accumulated undistributed net investment income                                                         5,803,081
   Net unrealized depreciation                                                                           (53,628,911)
                                                                                                     ----------------
Total Net Assets                                                                                     $ 3,392,569,628
                                                                                                     ================
Shares of beneficial interest outstanding                                                                168,534,473
                                                                                                     ================
Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                   $         20.13
                                                                                                     ================

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                             Statement of Operations
                          Year Ended December 31, 1998
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                            $ 231,697,454
   Dividend income allocated from Portfolio (net of withholding taxes, $17,006)                            5,753,502
   Expenses allocated from Portfolio                                                                     (11,831,171)
                                                                                                       --------------
       Net investment income allocated from Portfolio                                                    225,619,785

Expenses
   Legal and audit services                                                           $    277,368
   Registration fees                                                                       189,856
   Accounting and transfer agent fees                                                      132,557
   Insurance expense                                                                         4,046
   Trustees fees and expenses (Note 3)                                                       2,045
   Miscellaneous                                                                            88,250
                                                                                      -------------
       Total expenses                                                                                        694,122
                                                                                                       --------------
          Net investment income                                                                          224,925,663
                                                                                                       --------------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss) allocated from Portfolio on:
       Investment security transactions                                                 49,271,098
       Financial futures contracts                                                        (857,924)
       Written options transactions                                                      7,674,374
       Foreign currency transactions and forward foreign currency exchange
          contracts                                                                      7,112,114
                                                                                      -------------
          Net realized gain                                                                               63,199,662

   Change in unrealized appreciation (depreciation) from Portfolio on:
       Investment securities                                                           (91,409,163)
       Financial futures contracts                                                        (706,985)
       Written options                                                                  (2,636,022)
       Foreign currency and forward foreign currency exchange contracts                (18,460,160)
                                                                                      -------------
          Change in net unrealized appreciation (depreciation)                                          (113,212,330)
                                                                                                       --------------
       Net realized and unrealized loss on investments                                                   (50,012,668)
                                                                                                       --------------
Net Increase in Net Assets from Operations                                                             $ 174,912,995
                                                                                                       ==============


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    Year Ended          Year Ended
                                                                                   December 31,        December 31,
                                                                                      1998                 1997
                                                                                 --------------       --------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                         $  224,925,663       $  195,187,830
   Net realized gain                                                                 63,199,662           42,948,049
   Change in net unrealized appreciation (depreciation)                            (113,212,330)          27,756,607
                                                                                 --------------       --------------
   Net increase in Net Assets from Investment Operations                            174,912,995          265,892,486
                                                                                 --------------       --------------
Distributions to Shareholders
   From net investment income                                                      (226,127,502)        (217,278,174)
   From net realized gain                                                           (59,722,110)         (17,660,360)
                                                                                 --------------       --------------
   Total distributions to shareholders                                             (285,849,612)        (234,938,534)
                                                                                 --------------       --------------
Fund Share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                                 721,049,156          922,120,316
   Value of shares issued to shareholders in payment of distributions
      declared                                                                      239,600,910          187,727,012
   Cost of shares redeemed                                                         (745,461,464)        (456,111,906)
                                                                                 --------------       --------------
   Increase in Net Assets from Fund share transactions                              215,188,602          653,735,422
                                                                                 --------------       --------------
Total Increase in Net Assets                                                        104,251,985          684,689,374

Net Assets
   At beginning of year                                                           3,288,317,643        2,603,628,269
                                                                                 --------------       --------------
   At end of year (including distributions in excess of net investment
      income of $5,803,081 and $2,421,313, respectively)                         $3,392,569,628       $3,288,317,643
                                                                                 ==============       ==============


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                Year Ended December 31,
                                       --------------------------------------------------------------------------
                                         1998 (1)          1997          1996 (1)         1995            1994
                                       -----------     -----------     -----------    ------------    -----------
Net Asset Value, Beginning of Year     $    20.80      $    20.53      $    20.92     $    18.91      $    21.25
                                       -----------     -----------     -----------    ------------    -----------
Investment Operations:
   Net investment income                     1.37            1.46            1.46           1.35            1.25
   Net realized and unrealized
      gain (loss) on investments            (0.30)           0.45           (0.37)          2.08           (2.29)
                                       -----------     -----------     -----------    ------------    -----------
Total from investment operations             1.07            1.91            1.09           3.43           (1.04)
                                       -----------     -----------     -----------    ------------    -----------
Less distributions to shareholders:
   From net investment income               (1.38)          (1.52)          (1.48)         (1.42)          (1.10)
   From net realized gain
      on investments                        (0.36)          (0.12)             --             --           (0.04)
   From paid-in capital                        --              --              --             --           (0.16)
                                       -----------     -----------     -----------    ------------    -----------
Total distributions to
   shareholders                             (1.74)          (1.64)          (1.48)         (1.42)          (1.30)
                                       -----------     -----------     -----------    ------------    -----------
Net Asset Value, End of Year           $    20.13      $    20.80      $    20.53     $    20.92      $    18.91
                                       ===========     ===========     ===========    ============    ===========
Total Return                                 5.25%           9.54%           5.48%         18.54%          (4.86)%

Ratios/Supplemental Data
   Expenses (to average daily net
      assets) (2)                            0.36%           0.37%           0.38%          0.38%           0.38%
   Net investment income (to
      average daily net assets)              6.54%           6.76%           7.13%          7.80%           7.25%
   Portfolio turnover (3)                      --              --              49%           132%            122%
   Net assets, end of year
      (000's omitted)                  $3,392,570      $3,288,318      $2,603,628     $2,267,107      $1,642,933

-------------------
(1)   Calculated based on average shares outstanding.

(2) Includes the Fund's share of Standish Fixed Income Portfolio's allocated expenses for the years ended December 31, 1998 and December 31, 1997 and for the period from May 3, 1996 to December 31, 1996.

(3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities, including the period from January 1, 1996 through May 2, 1996. The portfolio turnover rates for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

         The Fund invests all of its investable assets in an interest of the Standish Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at December 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

         The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         The Fund records its investments in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

         B.  Securities transactions and income

         Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         C.  Federal taxes

         As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

         D.  Other

         All net investment income and realized and unrealized gains and losses of each Portfolio are allocated pro rata among its respective investors in the Portfolio.

(2)      Distributions to Shareholders:

         Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction by capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, forward

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

         foreign currency exchange contracts and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(3)      Investment Advisory Fee:

         The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)      Investment Transactions:

         Increases and decreases in the Fund's investment in the Portfolio for the year ended December 31, 1998, aggregated $724,207,866 and $808,989,702, respectively.

(5)      Shares of Beneficial Interest:

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:


                                                                          Year ended                  Year ended
                                                                       December 31, 1998          December 31, 1997
                                                                    ------------------------    -----------------------
           Shares sold                                                        34,411,735                 43,977,522
           Shares issued in payment of distributions declared                 11,692,563                  9,043,534
           Shares redeemed                                                   (35,637,930)               (21,760,201)
                                                                   =========================    =======================
           Net increase                                                       10,466,368                 31,260,855
                                                                   =========================    =======================

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

--------------------------------------------------------------------------------

         Supplemental Tax Information (Unaudited)

         Pursuant to section 852 of the Internal Revenue Code, the Fund designates $17,720,566 as capital gain dividends for the year ended December 31, 1998. This represents a 20% tax rate gain distribution.

                        Report of Independent Accountants

To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust: Standish Fixed Income Fund (the "Fund"), at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 1999

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 89.8%

Asset Backed -- 5.3%
Advanta Home Equity Trust Loan 1991-1A FGIC                      9.000%   02/25/2006           888,619  $    889,591
Advanta Mortgage Loan Trust 1997-3 A7 ERISA                      6.920%   10/25/2028        19,850,000    20,219,086
AFC Home Equity Loan Trust 1993-2 A FGIC                         6.000%   01/20/2013            57,300        56,888
Chase Credit Card Master Trust
     1997-3 A Non-ERISA                                          6.777%   05/15/2007        28,475,000    28,745,290
Ford Credit Auto Owner 1998-C A4                                 5.810%   03/15/2002        15,730,000    15,838,065
Green Tree Acceptance Corp. 1997-7 B2 Non-ERISA                  7.590%   07/15/2029        11,050,000     9,143,875
Green Tree Acceptance Corp. 1997-7 M1 Non-ERISA                  7.030%   07/15/2029        16,950,000    17,061,234
Green Tree Acceptance Corp. 1998-6 M1                            6.630%   08/01/2028         8,800,000     8,529,813
Green Tree Acceptance Corp. 1998-7 B1                            7.680%   07/01/2030        15,500,000    14,816,426
Green Tree Acceptance Corp. 1998-8 B1                            7.690%   09/01/2030         6,265,000     5,846,028
Greentree Acceptance Corp. 1997-5 M1                             6.950%   05/15/2029        25,425,000    25,488,563
Greentree Home Equity 1997-D M2 Non-ERISA                        7.450%   09/15/2028        15,400,000    15,491,438
World Financial Properties 144A 1996 WFP-B                       6.910%   09/01/2013        17,269,861    18,106,370
                                                                                                        -------------
Total Asset Backed (Cost $181,880,328)                                                                   180,232,667
                                                                                                        -------------
Collateralized Mortgage Obligations -- 2.4%
Bear Stearns Mtg 1998-2 B                                        6.750%   04/30/2030         7,545,144     7,358,873
Bear Stearns Mtg. 1998-2C                                        6.750%   04/30/2030        24,498,024    23,854,951
FNMA P/O Trust 108                                               0.000%   03/01/2020         1,178,653     1,012,521
GE Capital Mortgage 1997-10 A6 NAS                               6.750%   09/25/2012        19,518,275    19,811,244
Prudential Home Mortgage 1993-B 1B1
     144A Non-ERISA                                              7.843%   04/28/2023        11,948,876    12,083,301
Prudential Home Mortgage 1993-B 3B 144A                          7.840%   04/28/2023        18,870,753    19,083,049
Veterans Affairs 1992-1 Cl D                                     7.750%   12/15/2014           408,043       410,338
                                                                                                        -------------
Total Collateralized Mortgage Obligations (Cost $84,286,449)                                              83,614,277
                                                                                                        -------------
Corporate -- 27.5%

Bank Bonds -- 4.3%
Advanta Corp.                                                    7.000%   05/01/2001         5,850,000     4,685,733
Bank United Corp. Notes                                          8.875%   05/01/2007         5,175,000     5,318,969
Bayview Capital Corp. Sub Notes+                                 9.125%   08/15/2007         3,600,000     3,492,000
BFC Capital Trust Notes                                          9.650%   01/15/2027         4,725,000     5,072,798
Commercial Federal Sub Notes                                     7.950%   12/01/2006         1,750,000     1,719,587
Dime Bancorp Capital Trust                                       9.330%   05/06/2027         6,975,000     7,533,558
First Security Bank Sub. Notes                                   5.875%   11/01/2003         5,000,000     4,996,450
First Union Notes                                                6.500%   12/01/2028         4,350,000     4,372,577
First USA Bank Notes                                             7.000%   08/20/2001         4,650,000     4,819,353
GS Escrow Corp. 144A Notes                                       7.125%   08/01/2005        19,180,000    18,898,438
GS Escrow Corp. 144A Senior Notes                                7.000%   08/01/2003        47,895,000    47,238,111
Hubco Capital Trust NC '07                                       8.980%   02/01/2027         4,000,000     4,326,192
Imperial Credit Capital Trust Notes                              9.980%   12/31/2026         8,425,000     9,329,390
North Fork Capital Trust Notes                                   8.000%   12/15/2027         7,000,000     7,094,661
Peoples Heritage                                                 9.060%   02/01/2027         5,000,000     5,198,160
Popular Inc. Medium Term Notes                                   6.625%   10/27/2002         4,000,000     4,024,360


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Bank Bonds (continued)
Providian Corp. Cap 144A Notes                                   9.525%   02/01/2027         2,500,000  $  2,547,875
Webster Financial Capital 144A Notes                             9.360%   01/29/2027         4,975,000     5,246,625
                                                                                                        -------------
                                                                                                         145,914,837
                                                                                                        -------------
Financial -- 8.3%
Advanta Capital Trust I                                          8.990%   12/17/2026         3,500,000     1,575,000
Amresco Inc. Corp. Senior Sub Notes                             10.000%   03/15/2004         2,175,000     1,522,500
Amresco Inc. Corp. Senior Sub Notes                              9.875%   03/15/2005         6,000,000     4,200,000
Bradley Operating LP Notes, REIT                                 7.000%   11/15/2004         4,575,000     4,345,289
Chartwell Real Estate Holdings Senior Notes                     10.250%   03/01/2004         3,058,000     3,221,239
Conseco Finance Trust Cap. Notes+                                8.796%   04/01/2027        26,943,000    24,646,058
Conseco Finance Trust II                                         8.700%   11/15/2026        17,075,000    15,466,877
Contifinancial Corp. Senior Notes                                8.375%   08/15/2003         6,850,000     5,069,000
Crescent Real Estate Notes                                       7.125%   09/15/2007        15,525,000    13,505,486
Criimi Mae Corp. Notes                                           9.125%   12/01/2002        15,000,000     9,450,000
Franchise Finance Corp., REIT                                    7.875%   11/30/2005         3,000,000     2,938,247
Fresenius Medical Capital Trust Notes                            7.875%   02/01/2008           485,000     4,845,150
Hutchison Whampoa Finance Hong Kong 144A                         7.450%   08/01/2017         9,200,000     7,750,080
Interpool Capital Trust Notes                                    9.875%   02/15/2027         4,500,000     4,650,129
Interpool Capital Trust Notes                                    7.350%   08/01/2007         4,175,000     3,623,211
Liberty Mutual Insurance Co. 144A Notes                          7.697%   10/15/2097        23,975,000    23,999,934
Markel Capital Trust I Notes                                     8.710%   01/01/2046         3,025,000     2,919,416
Meditrust, REIT                                                  7.820%   09/10/2026         5,000,000     4,770,100
Meditrust, REIT 144A Notes                                       7.114%   08/15/2004        19,950,000    17,992,905
MMI Capital Trust Notes                                          7.625%   12/15/2027         7,225,000     6,252,784
Orion Capital Trust Notes                                        7.701%   04/15/2028         5,600,000     5,107,088
Phoenix Re-Insurance Corp. NC '07                                8.850%   02/01/2027         7,325,000     6,426,003
Pindo Deli Financial Notes                                      10.250%   10/01/2002         5,700,000     3,363,000
Realty Income Corp. Notes                                        7.750%   05/06/2007         2,675,000     2,533,618
Reliastar Financial Corp. Notes                                  6.500%   11/15/2008         7,100,000     7,228,510
Salomon Brothers, Inc.                                           6.820%   07/26/1999         8,125,000     8,189,431
Salomon Brothers, Inc. 3 Yr. CMT-10 FRN(a)                       5.994%   04/05/1999         4,300,000     4,259,709
Shopping Center Associates, REIT 144A                            6.750%   01/15/2004        10,000,000     9,837,440
Simon Debartolo Group LP Notes                                   6.750%   07/15/2004        11,500,000    11,352,685
Spieker Properties, REIT                                         6.900%   01/15/2004        10,000,000     9,985,900
Sun Communities, Ltd. Senior Notes                               7.375%   05/01/2001         5,000,000     5,078,200
TIG Holdings Capital 144A                                        8.597%   01/15/2027         4,750,000     4,361,903
Trenwick Capital Trust                                           8.820%   02/01/2037         9,375,000     9,262,584
U.S. Home Corp.                                                  8.250%   08/15/2004        11,555,000    11,583,888
UCFC Home Equity Loan 1996                                       7.700%   01/15/2004         7,000,000     4,760,000
UCFC Sub Notes                                                   8.375%   07/01/2005         2,500,000     1,250,000
Unum Corp. Notes NCL                                             6.750%   12/15/2028        15,000,000    15,056,850
                                                                                                        -------------
                                                                                                         282,380,214
                                                                                                        -------------
Industrial Bonds -- 14.9%
Ackerley Group 144A Senior Sub Notes                             9.000%   01/15/2009         3,500,000     3,561,250
Adelphia Communications Senior Notes                             9.250%   10/01/2002         6,000,000     6,330,000
Allied Waste Industries 144A Notes                               7.375%   01/01/2004         5,000,000     5,025,000


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Industrial Bonds (continued)
Allied Waste Industries 144A Notes                               7.625%   01/01/2006         8,275,000   $ 8,337,063
Allied Waste Industries 144A Notes                               7.875%   01/01/2009         3,750,000     3,796,875
American Standard Corp. Notes                                    7.375%   04/15/2005         6,425,000     6,429,353
American Standard Corp. Senior Notes                             7.125%   02/15/2003         3,625,000     3,633,338
American Standard Corp. Senior Notes                             7.625%   02/15/2010         3,235,000     3,237,265
Aramark Services Inc.                                            7.000%   07/15/2006         7,000,000     7,163,779
Aramark Services Notes                                           6.750%   08/01/2004         8,310,000     8,389,784
Building Materials Corp. Senior Notes                            8.000%   10/15/2007         3,400,000     3,383,000
Clear Channel                                                    6.875%   06/15/2018         1,545,000     1,501,895
Colt Telecom Group PLC Senior Step Up Notes                      0.000%   12/15/2006         5,200,000     4,342,000
Cominco Ltd. Notes+                                              6.875%   02/15/2006        16,950,000    14,764,548
Conmed Corp. Notes                                               9.000%   03/15/2008         4,400,000     4,400,000
CSX Notes                                                        6.250%   10/15/2008        10,185,000    10,333,192
Enterprise Corp. 144A Notes                                      6.950%   03/01/2004        15,500,000    15,438,595
Enterprise Corp. 144A Notes                                      7.000%   06/15/2000         7,725,000     7,792,748
Enterprise Corp. Notes                                           6.375%   05/15/2003         5,000,000     4,903,900
Flag Limited Senior Notes                                        8.250%   01/30/2008         5,000,000     4,900,000
Foodmaker Inc. Senior Sub Notes                                  8.375%   04/15/2008         2,075,000     2,075,000
Grove Worldwide Senior Sub Notes                                 9.250%   05/01/2008         5,750,000     5,175,000
Guandong Enterprises 144A Senior Notes                           8.750%   12/15/2003         2,945,000     1,413,600
Guandong Enterprises 144A Senior Notes NCL                       8.875%   05/22/2007        16,755,000     8,042,400
Harrahs Operating Co. Inc. Senior Sub Notes                      7.875%   12/15/2005        14,675,000    14,675,000
IMC Global Notes                                                 7.625%   11/01/2005        12,025,000    12,217,881
Integrated Health Senior Sub Notes                               9.250%   01/15/2008        16,100,000    15,134,000
Loewen Group International Notes                                 7.600%   06/01/2008        15,955,000    12,764,000
McLeod USA Inc. 144A Senior Notes                                9.500%   11/01/2008         4,430,000     4,673,650
McLeod USA Senior Notes                                          8.375%   03/15/2008        11,845,000    11,785,775
Mcleod USA Senior Step Up Notes                                  0.000%   03/01/2007         6,400,000     4,896,000
Methanex Corp.+                                                  7.750%   08/15/2005        23,185,000    23,360,232
Methanex Corp. Notes                                             7.400%   08/15/2002         4,000,000     4,038,440
News America Inc. Deb Notes                                      7.300%   04/30/2028         5,775,000     5,921,512
News America Inc. Deb Notes 144A                                 7.625%   11/30/2028        11,525,000    12,300,172
News America Inc. Deb Notes NCL                                  7.125%   04/08/2028        14,200,000    14,276,254
Nextlink Communications 144A Notes                              10.750%   11/15/2008         3,000,000     3,067,500
Nextlink Communications Step Up Notes                            0.000%   04/15/2008        17,200,000     9,890,000
NVR Inc. Senior Notes                                            8.000%   06/01/2005         3,000,000     2,962,500
Revlon Worldwide Senior Notes+                                   0.000%   03/15/2001        41,600,000    23,504,000
Safeway Stores Notes                                             6.050%   11/15/2003         3,825,000     3,851,240
Salem Communications Corp. Senior Sub Notes                      9.500%   10/01/2007         5,925,000     6,147,188
Southland Corp. Deb Notes                                        4.500%   06/15/2004         7,675,000     6,370,250
Southland Corp. Senior Sub Notes                                 5.000%   12/15/2003         6,500,000     5,720,000
TCI Communications Inc.                                          7.125%   02/15/2028        14,750,000    16,069,565
Tenet Healthcare Corp. 144A Senior Notes                         7.625%   06/01/2008         7,125,000     7,231,875
Tenet Healthcare Corp. 144A Senior Sub Notes+                    8.125%   12/01/2008        12,800,000    13,120,000
Tenet Healthcare Corp. Notes                                     8.625%   12/01/2003         2,660,000     2,830,052
Tenet Healthcare Corp. Senior Notes                              7.875%   01/15/2003         2,150,000     2,193,000
Tenet Healthcare Corp. Senior Notes                              8.000%   01/15/2005        12,425,000    12,611,375
Tenet Healthcare Corp. Sub CVT Notes                             6.000%   12/01/2005         5,150,000     4,326,000


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Industrial Bonds (continued)
Texaco Capital Corp. Notes                                       9.750%   03/15/2020        10,725,000  $  14,812,405
Time Warner Inc. Notes                                           6.625%   05/15/2029        31,000,000    31,541,260
Toro Co. Deb. Notes                                              7.800%   06/15/2027         5,200,000     4,478,708
Tricon Global Restaurant Inc. Senior Notes                       7.450%   05/15/2005         5,825,000     5,954,537
USA Waste Services Inc. Senior Notes                             6.500%   12/15/2002         8,000,000     8,140,984
Viacom Inc. Senior Notes                                         7.750%   06/01/2005         3,000,000     3,277,140
Walt Disney Notes                                                5.125%   12/15/2003        18,575,000    18,472,095
Westinghouse Credit Corp. Deb Notes                              8.875%   06/14/2014         7,000,000     8,056,300
Westinghouse Electric Deb Notes                                  8.625%   08/01/2012         8,275,000     9,587,415
Westinghouse Electric Deb Notes                                  7.875%   09/01/2023         5,900,000     6,259,900
                                                                                                        -------------
                                                                                                         510,887,790
                                                                                                        -------------
Total Corporate (Cost $992,044,005)                                                                      939,182,841
                                                                                                        -------------
Government/Other -- 13.8%

Denmark -- 1.0%
Danske Kredit                                                    5.000%   10/01/2029         7,696,000     1,135,772
Denmark Bullet                                                   7.000%   11/15/2007        28,400,000     5,376,736
Denmark Nykredit                                                 5.000%   10/01/2029         5,400,000       796,929
Denmark Nykredit                                                 7.000%   10/01/2026        25,597,000     4,103,622
Denmark Realkredit                                               8.000%   10/01/2026             2,000           325
Denmark Realkredit                                               7.000%   10/01/2026         2,522,000       404,318
Denmark Unikredit Realkredit                                     6.000%   10/01/2029        30,010,000     4,634,645
Kingdom of Denmark                                               7.000%   12/15/2004        35,500,000     6,455,105
Kingdom of Denmark                                               8.000%   11/15/2001        56,300,000     9,848,528
                                                                                                        -------------
                                                                                                          32,755,980
                                                                                                        -------------
EuroDollar -- 0.1%
Bonos DEL Tesoro Notes                                           8.750%   05/09/2002         1,950,000     1,750,125
                                                                                                        -------------
France -- 0.2%
France Oat                                                       6.000%   10/25/2025        13,200,000     2,795,544
France Oat ECU                                                   5.250%   04/25/2008        26,900,000     5,306,407
                                                                                                        -------------
                                                                                                           8,101,951
                                                                                                        -------------
Germany -- 2.7%
Baden Nurttemberg                                                6.200%   11/22/2013         3,000,000     1,988,841
Bundes Obligation Ser 114 Notes                                  6.500%   03/15/2000         4,300,000     2,678,858
Bundes Obligation Ser 115 Notes                                  5.875%   05/15/2000         6,500,000     4,037,737
Bundes Obligation Ser 116 Notes                                  5.750%   08/22/2000         6,300,000     3,930,886
Depfa Bank 144A Notes                                            4.750%   07/15/2008         4,700,000     2,925,516
Deutschland Republic                                             7.375%   01/03/2005         1,000,000       718,803
Deutschland Republic                                             9.000%   01/22/2001        15,000,000    10,024,298
Deutschland Republic                                             6.500%   07/04/2027        14,200,000    10,691,745
Die Bundrep Deutschland Dm1000                                   8.250%   09/20/2001        14,200,000     9,606,383
Federal Republic of Germany                                      6.875%   05/12/2005        17,450,000    12,333,720
Fresenius Med Global                                             7.375%   02/01/2008         4,030,000     2,484,296


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Germany (continued)
German Unity Fund                                                8.000%   01/21/2002         3,500,000   $ 2,380,580
Treuhandanstalt                                                  7.500%   09/09/2004        12,000,000     8,626,350
Treuhandanstalt                                                  7.125%   01/29/2003         9,100,000     6,218,443
Treuhandanstalt                                                  6.500%   04/23/2003        17,500,000    11,766,409
                                                                                                        -------------
                                                                                                          90,412,865
                                                                                                        -------------
Italy -- 0.0%
BTPS                                                             6.000%   05/15/2000     2,100,000,000     1,317,117
                                                                                                        -------------
Japan -- 1.4%
Austria Republic                                                 5.000%   01/22/2001       500,000,000     4,805,757
European Investment Bank                                         4.625%   02/26/2003       235,000,000     2,360,536
Government of Italy                                              5.125%   07/29/2003       300,000,000     3,095,216
IBRD-Global Bond                                                 5.250%   03/20/2002       255,000,000     2,554,961
IBRD-Global Bond                                                 4.750%   12/20/2004       255,000,000     2,660,294
Italy Euroyen Notes                                              3.750%   06/08/2005       872,000,000     8,640,804
Italy Euroyen Notes                                              5.000%   12/15/2004       105,000,000     1,102,760
Kingdom of Spain                                                 5.750%   03/23/2002       737,000,000     7,487,641
OKB                                                              4.300%   02/14/2001       300,000,000     2,851,671
Republic of Finland                                              6.000%   01/29/2002       737,000,000     7,497,352
Republic of Portugal                                             4.500%   03/15/2002       300,000,000     2,944,181
South Africa                                                     3.350%   06/17/2004       150,000,000     1,236,956
Spanish Government                                               4.750%   03/14/2005       120,000,000     1,251,818
                                                                                                        -------------
                                                                                                          48,489,947
                                                                                                        -------------
New Zealand -- 0.4%
Fernz Capital                                                    9.800%   04/15/2002         3,800,000     2,123,646
Fletcher Challenge                                              11.250%   12/15/2002         3,100,000     1,750,405
Fletcher Challenge CVT                                          10.000%   04/30/2005         1,500,000       820,904
New Zealand Government                                           8.000%   04/15/2004         4,675,000     2,750,631
New Zealand Government                                          10.000%   03/15/2002         4,525,000     2,706,315
New Zealand Government                                           7.000%   07/15/2009         4,900,000     2,890,832
                                                                                                        -------------
                                                                                                          13,042,733
                                                                                                        -------------
Norway -- 0.0%
Vital Forsikring                                                 7.850%   09/22/2003         8,100,000     1,101,284
                                                                                                        -------------
Sweden -- 0.5%
Government of Sweden #1039                                       5.500%   04/12/2002        22,500,000     2,942,220
Kingdom of Sweden #1030                                         13.000%   06/15/2001        17,100,000     2,571,988
Sweden Government Bond #1038                                     6.500%   10/25/2006        71,500,000    10,279,176
Swedish Government Bond #1042                                    5.000%   01/15/2004        18,500,000     2,412,950
                                                                                                        -------------
                                                                                                          18,206,334
                                                                                                        -------------
United Kingdom -- 1.9%
Alliance and Leicester Building Society                          8.750%   12/07/2006         1,700,000     3,283,905
Bank of Greece                                                  10.750%   09/06/2010         1,450,000     3,447,439


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
United Kingdom (continued)
Birmingham Midshires Building Society                            9.125%   01/05/2006         1,000,000  $  1,946,852
Capital Shopping Euro Notes                                      6.875%   03/05/2013         1,200,000     2,133,267
CSW Investments                                                  8.875%   09/27/2006         3,000,000     5,724,866
Deutsche Bank                                                    0.000%   02/28/2001           545,000       783,603
European Investment Bank                                         7.625%   12/07/2006         1,380,000     2,657,684
FNMA Global Bond                                                 6.875%   06/07/2002         3,700,000     6,453,649
GTD Export Finance Corp.                                         0.000%   09/29/2000         1,280,000     1,929,641
IPC Magazines 144A                                               0.000%   03/15/2008         3,000,000     2,667,831
Northern Rock Building Society                                   9.375%   10/17/2021         2,600,000     5,976,982
P & O Steam Navigation                                          11.500%   07/03/2014         1,500,000     3,817,517
Republic of Argentina                                           11.500%   08/14/2001           420,000       694,633
Stagecoach Holdings PLC                                          7.625%   10/31/2007         2,175,000     3,910,618
UK Treasury Gilt                                                 9.000%   07/12/2011         1,100,000     2,619,212
UK Treasury Gilt                                                 7.750%   09/08/2006         2,615,000     5,261,189
UK Treasury Gilt                                                10.000%   09/08/2003         1,300,000     2,656,777
UK Treasury Gilt                                                 8.500%   07/16/2007         4,200,000     8,957,629
                                                                                                        -------------
                                                                                                          64,923,294
                                                                                                        -------------
Yankee Bonds -- 5.6%
Abbey National PLC                                               7.350%   10/29/2049        13,000,000    13,463,840
Amvescap Senior Notes                                            6.600%   05/15/2005        25,000,000    24,907,750
Asia Pulp and Paper Global Financial Notes                      11.750%   10/01/2005         3,450,000     2,277,000
Edperbrascan Ltd. Notes                                          7.375%   10/01/2002        12,125,000    12,136,640
Global Crossing Holding Ltd. Notes                               9.625%   05/15/2008        16,575,000    17,403,750
ICI Wilmington Notes NCL                                         6.950%   09/15/2004        17,600,000    17,932,112
Petroleos Mexicanos Notes                                        8.850%   09/15/2007         4,875,000     4,405,538
Petroleos Mexicanos Notes                                        9.250%   03/30/2018           975,000       799,500
Republic of Argentina(a)                                        14.250%   11/30/2002        16,475,000    15,980,750
Republic of Panama 144A Notes                                    7.875%   02/13/2002         2,305,000     2,201,275
Republic of Panama Notes                                         8.875%   09/30/2027        11,850,000    11,087,097
Royal Caribbean Cruise Senior Notes                              7.500%   10/15/2027        13,375,000    13,248,126
Se Banken Step Up Notes 144A(a)                                  6.500%   12/29/2049        27,500,000    26,292,475
Societe Generale Step Up 144A NC '07                             7.850%   04/29/2049         8,075,000     8,122,400
St. Georges Bank 144A                                            7.150%   10/15/2005        18,700,000    19,458,715
                                                                                                        -------------
                                                                                                         189,716,968
                                                                                                        -------------
Total Government/Other (Cost $452,319,068)                                                               469,818,598
                                                                                                        -------------
Non-Agency -- 4.5%

Pass Thru Securities -- 4.5%
Amresco Communication Mortgage
     1997-b A1 144A                                              6.728%   04/15/2014        17,450,213     17,962,813
Chase Commercial Mortage Sec 6.6
     1997-2D Non-ERISA                                           6.600%   12/25/2007        13,419,581     12,777,957
First Chicago/Lennar Trust 1997-CHL1-D(a)                        8.129%   05/29/2008         9,720,000      8,334,900
GMAC Mortgage Corp. 1997-C1 E Non-ERISA                          7.085%   11/15/2010        31,109,000     30,642,365


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                       Rate      Maturity           Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Pass Thru Securities (continued)
Lehman Brothers Commercial Conduit
    Mortgage Trust 1995-C2 Non-ERISA                           7.088%    05/25/2005         1,930,000   $  1,939,424
Merrill Lynch Investment Trust 1995-C2 E                       8.048%    06/15/2021         1,245,111      1,188,303
Merrill Lynch Mortgage Investment
    1997-C1 D Non-ERISA                                        7.120%    06/18/2029         4,475,000      4,440,039
Morgan Stanley Capital 1998-HF1 E                              7.600%    02/15/2008         5,500,000      5,144,219
Morgan Stanley Dean Witter 1998-HF1 A2                         6.520%    01/15/2008        30,000,000     31,096,875
Resolution Trust Corp. 1994 C2 E Non-ERISA                     8.000%    04/25/2025         4,904,872      4,929,396
Resolution Trust Corp. 1994-1 Cl M2                            7.750%    09/25/2029         3,161,850      3,098,613
Resolution Trust Corp. 1994-C2 D Al 1 Non-ERISA                8.000%    04/25/2025         4,452,165      4,466,078
Resolution Trust Corp. 1995 Cl E                               6.900%    02/25/2027        11,021,810     10,322,614
Resolution Trust Corp. 1995-2B1                                7.450%    09/15/2025         1,292,203      1,307,144
Structured Asset Security Corp.
    1994-C1 D Non-ERISA                                        6.870%    08/25/2026        10,321,414     10,305,690
Structured Asset Security Corp.
    1996-CFL C Non-ERISA                                       6.525%    02/25/2028         7,000,000      6,984,414
                                                                                                        -------------
Total Non-Agency (Cost $152,187,293)                                                                     154,940,844
                                                                                                        -------------
U.S. Government Agency -- 28.1%

Pass Thru Securities -- 28.1%
FHLB                                                           5.770%    12/22/1999         1,875,000      1,889,944
FHLMC                                                          5.750%    07/15/2003         7,600,000      7,795,928
                                                                        05/01/2028 -
FHLMC Gold+                                                    7.500%    11/01/2028        63,254,211     64,953,852
FHLMC Gold+                                                    8.500%    07/01/2028        13,931,543     14,580,195
                                                                        06/01/2003 -
FNMA                                                           6.000%    05/15/2008        30,224,597     31,895,560
FNMA#                                                          7.000%    01/01/2029       191,750,000    195,584,998
FNMA+                                                          8.000%    12/01/2012         5,713,797      5,895,953
FNMA+                                                          8.500%    07/01/2025        36,326,664     38,040,556
FNMA+                                                          8.500%    11/01/2027        21,661,817     22,683,821
                                                                        09/15/2022 -
GNMA+                                                          7.000%    12/15/2027       109,315,068    111,876,115
                                                                        11/15/2025 -
GNMA+                                                          7.500%    04/15/2028        50,155,157     51,708,716
                                                                        01/15/2024 -
GNMA+                                                          8.000%    12/15/2027       347,695,154    361,384,729
                                                                        11/15/2017 -
GNMA                                                           9.000%    12/15/2017        40,916,717     43,883,295
GNMA                                                           8.000%    11/15/2026           665,123        691,309
GNMA                                                           8.000%    12/15/2026           544,925        566,379
                                                                        03/15/2026 -
GNSF                                                           7.500%    06/15/2027           210,336        216,843
Tenneesee Valley Authority Notes                               5.375%    11/13/2008         6,650,000      6,697,567
                                                                                                        -------------
Total U.S. Government Agency (Cost $956,186,684)                                                         960,345,760
                                                                                                        -------------


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                             Par           Value
Security                                                       Rate      Maturity          Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 8.2%

Treasury Bonds -- 3.7%
U.S. Treasury Bond+                                            8.125%    08/15/2019         3,445,000  $   4,600,694
U.S. Treasury Bond+                                            6.625%    02/15/2027       102,555,000    121,303,079
                                                                                                       --------------
                                                                                                         125,903,773
                                                                                                       --------------
Treasury Notes -- 4.5%
U.S. Treasury Inflation Index Note                             3.375%    01/15/2007         2,794,608      2,702,037
U.S. Treasury Inflation Index Tip                              3.625%    07/15/2002        22,356,791     19,446,032
U.S. Treasury Note+                                            6.625%    04/30/2002         7,200,000      7,619,616
U.S. Treasury Note+                                            6.625%    05/15/2007         9,000,000     10,120,770
U.S. Treasury Note+                                            6.500%    08/15/2005         6,675,000      7,336,226
U.S. Treasury Note+                                            6.625%    06/30/2001        16,600,000     17,365,094
U.S. Treasury Note+                                            6.250%    10/31/2001        52,610,000     54,812,781
U.S. Treasury Note+                                            5.875%    11/15/1999        29,550,000     29,854,661
U.S. Treasury Note (Strip) +                                   0.000%    11/15/1999         3,605,000      3,465,847
                                                                                                       --------------
                                                                                                         152,723,064
                                                                                                       --------------
Total U.S. Treasury Obligations (Cost $274,539,902)                                                      278,626,837
                                                                                                       --------------
TOTAL BONDS AND NOTES (COST $3,093,443,729)                                                            3,066,761,824
                                                                                                       --------------

                                                                                              Shares
                                                                                           ------------
PREFERRED STOCKS -- 3.3%
Australia & New Zealand Bank                                                                  293,350      8,195,466
Bank United of Texas 10.12                                                                    115,380      3,050,359
California Federal 9.125                                                                      227,000      5,703,375
Credit Lyon Capital 144A 9.5                                                                  244,250      5,739,875
Equity Office Properties Trust 144A CVT                                                       748,000     28,517,500
Fuji JGB Inv. L.L.C. Pfd 144A Step Up(a)                                                   24,675,000     17,889,375
Global Crossing PIK Pfd 144A                                                                   68,325      6,490,875
Highwoods Properties, Inc. 8.625                                                                8,775      8,024,738
Natexis Ambs Co. Perp Step Up                                                               6,385,000      5,947,884
Pinto Totta Intl Pfd 144A Step Up                                                               6,450      5,914,650
Primedia Inc. 8.625% Pfd                                                                       16,000      1,504,000
Societe Generale Preferred Step Up NC '07                                                  18,060,000     16,570,050
                                                                                                       --------------
TOTAL PREFERRED STOCKS (COST $127,002,320)                                                               113,548,147
                                                                                                       --------------
WARRANTS -- 0.0%

Financial -- 0.0%
Equity Office Properties Warrants                                                             220,000         44,000
                                                                                                       --------------
TOTAL WARRANTS(COST $176,000)                                                                                 44,000
                                                                                                       --------------


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                         Contract           Value
Security                                                                                 Size (2)         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.2%
JPY Put/NZD Call, Strike Price 73.50, 4/6/99                                             10,100,000       $    4,252
BTP 6.75% Put, Strike Price 105.290, 1/31/00                                          4,950,000,000               --
BTP 6.75% Put, Strike Price 105.49, 2/3/00                                            4,950,000,000               --
BTP 6.75% Put, Strike Price 107.69, 2/7/00                                            9,775,000,000               --
JGB 2.00% Put, Strike Price 99.00, 1/25/99                                              690,000,000           40,020
JPY Put/USD Call, Strike Price 155.00, 6/15/99                                            6,600,000            7,260
JPY Put/USD Call, Strike Price 150.00, 6/9/99                                             3,000,000            4,800
JGB 3.00% Put, Strike Price 110.00, 6/2/99                                            1,221,000,000          479,853
JPY Put/USD Call, Strike Price 128.00, 11/12/99                                           2,750,000           59,950
DEM Put/USD Call, Strike Price 1.85, 2/17/99                                              5,200,000               --
JPY Put/USD Call, Strike Price 150.00, 8/26/99                                            5,225,000           23,774
BRL Put/USD Call, Strike Price 1.35, 9/9/99                                               5,450,000          596,775
JPY Put/USD Call, Strike Price 125.00, 10/14/99                                           3,000,000           71,100
JPY Put/USD Call, Strike Price 127.00, 11/10/99                                           5,500,000          123,750
JPY Put/USD Call, Strike Price 138.00, 9/8/99                                             4,075,000           39,801
UST 6.125% Call, Strike Price 110.43, 1/22/99                                               321,000          581,813
UST 5.500% Call, Strike Price 104.391, 2/25/99                                              692,000        1,411,031
UST 5.5% Call, Strike Price 113.391, 3/30/99                                                 28,000            7,875
UST 5.5% Call, Strike Price 105.891, 3/1/99                                                  26,000           37,984
UST 5.625% Call, Strike Price 108.125, 4/23/99                                              262,200          278,588
UST 5.625% Call, Strike Price 110.25, 4/9/99                                                962,000          420,875
UST 5.625% Call, Strike Price 110.00, 4/9/99                                                658,500          318,961
UST 5.625% Put, Strike Price 99.258, 2/1/99                                                  26,000              813
DBR 5.625% Call, Strike Price 109.62, 2/22/99                                             4,725,000          108,288
DBR 4.75% Call, Strike Price 96.12, 4/13/99                                               4,635,000          127,917
DEM 4.75% Call, Strike Price 94.53, 11/18/99                                              9,200,000          316,820
DBR 6.00% Call, Strike Price 112.66, 7/4/07                                              16,000,000          189,104
DBR 6.00% Call, Strike Price 112.88, 10/22/99                                             9,300,000          103,779
FRF 5.25% Call, Strike Price 108.15, 10/25/99                                            30,700,000          134,497
DBR 5.625% Call, Strike Price 115.10, 10/1/99                                             9,300,000          133,353
DEM 5.625% Call, Strike Price 109.10, 11/23/99                                            4,600,000          143,511
FRF 5.25% Call, Strike Price 106.66, 8/24/99                                             20,000,000          108,360
OBL 4.5% Call, Strike Price 103.350, 10/26/99                                            13,840,000           70,584
DBR 4.75% Call, Strike Price 104.90, 11/2/99                                              9,200,000          113,151
JGB 2.6% Call, Strike Price 120.061, 4/13/99                                            381,500,000              382
JPY Put, Strike Price 116.95, 12/24/99                                                    5,600,000          243,600
UST 6.125% Call, Strike Price 113.438, 5/31/99                                              321,000          872,719
DBR 5.25% Call, Strike Price 110.76, 12/15/99                                             4,700,000           27,636
                                                                                                       --------------

TOTAL PURCHASED OPTIONS (COST $12,245,642)                                                                $7,202,976
                                                                                                       --------------


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par             Value
Security                                                 Rate           Maturity            Value (1)       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.9%

COMMERCIAL PAPER -- 3.0%
Archer Daniels                                           0.000%         02/08/99             5,000,000      $4,966,650
Ciesco                                                   0.000%         01/06/99            25,000,000      24,978,250
General Electric Capital Corp.                           0.000%         01/15/99            25,000,000      24,936,250
May Dept Stores Corp.                                    0.000%         01/11/99             4,500,000       4,490,820
Monsanto                                                 0.000%         02/04/99            10,000,000       9,942,100
Motorola Inc.                                            0.000%         01/26/99            12,356,000      12,299,780
Sigma 144A                                               0.000%         02/11/99             2,425,000       2,391,535
Texaco Inc.                                              0.000%         01/15/99            10,000,000       9,972,200
Transamerica Corp.                                       0.000%         01/21/99            10,000,000       9,956,000
                                                                                                        ---------------
                                                                                                           103,933,585
                                                                                                        ---------------
U.S. GOVERNMENT AGENCY -- 2.1%
FHLMC Discount Note                                      0.000%         01/06/99            36,540,000      36,529,403
FHLMC Discount Note                                      0.000%         01/07/99             7,053,000       7,049,897
FHLMC Discount Note                                      0.000%         01/28/99            26,825,000      26,732,990
FNMA Discount Note                                       0.000%         03/09/99                30,000          29,733
                                                                                                        ---------------
                                                                                                            70,342,023
                                                                                                        ---------------
REPURCHASE AGREEMENTS -- 0.8%
Prudential-Bache Repurchase Agreement, dated 12/31/98, due 1/4/99, with a maturity value of $28,760,367 and an effective yield of 3.95%, collateralized by a U.S. Government Agency Obligation with a rate of 6.149%, a maturity date of
2/01/35 and a market value of $ 29,322,840.                                                                 28,747,750
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $203,083,328)                                                           203,023,358
                                                                                                        ---------------
TOTAL INVESTMENTS -- 99.2% (COST $3,435,951,019)                                                        $3,390,580,305

Other Assets, Less Liabilities -- 0.8%                                                                      25,881,656
                                                                                                        ---------------
NET ASSETS -- 100%                                                                                      $3,416,461,961
                                                                                                        ===============

Notes to the Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.

      These securities may be resold in transactions exempt from registration.

DBR - Deutsche Bundes Republik
FNMA, FNCI, - Federal National Mortgage Association
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
GNMA, GNSF - Government National Mortgage Association
IBRD - International Bank for Reconstruction and Development
JGB - Japanese Government Bond
OBL - Bundesobligation
REIT - Real Estate Investment Trust
UST - United States Treasury


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

Notes to the Schedule of Investments (continued):

BRL - Brazilian Real
BTP - British Pound Sterling
DEM - German Mark
FRF - French Franc
JPY - Japanese Yen
NZD - New Zealand Dollar
USD - United States Dollar

(1) Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.

(2) Denominated in United States currency unless otherwise noted. (a) Variable Rate Security; rate indicated is as of 12/31/98.

#     Delayed delivery contract (Note 6).

+ Denotes all or part of security pledged as a margin deposit (Note 5) or collateral for delayed delivery transactions (Note 6).


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                       Statement of Assets and Liabilities
                                December 31, 1998
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $3,435,951,019)                                 $ 3,390,580,305
   Foreign currency, at value (identified cost, $1,362)                                                        1,355
   Receivable for investments sold                                                                       198,354,521
   Interest and dividends receivable                                                                      42,447,792
   Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                         2,367,939
   Reclaim Receivable                                                                                        518,212
   Deferred organization costs (Note 1F)                                                                      34,895
   Prepaid expenses                                                                                            9,957
                                                                                                     ----------------
       Total assets                                                                                    3,634,314,976
                                                                                                     ----------------
Liabilities
   Payable for delayed delivery transactions (Note 6)                               $195,448,047
   Payable for investments purchased                                                   1,390,281
   Options written, at value (premiums received $9,984,188) (Note 5)                  11,195,998
   Accrued accounting and custody fees                                                    78,224
   Payable for daily variation margin on open financial futures contracts                 17,594
   Unrealized depreciation on forward foreign currency exchange contracts
      (Note 5)                                                                         9,651,666
   Accrued trustees' fees and expenses (Note 2)                                           17,683
   Accrued expenses and other liabilities                                                 53,522
                                                                                     ------------
       Total liabilities                                                                                 217,853,015
                                                                                                     ----------------
Net Assets (applicable to investors' beneficial interests)                                           $ 3,416,461,961
                                                                                                     ================


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                             Statement of Operations
                          Year Ended December 31, 1998
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Interest income                                                                                     $ 231,751,789
   Dividend income (net of foreign withholding taxes of $17,007)                                           5,754,698
                                                                                                       --------------
       Total income                                                                                      237,506,487

Expenses
   Investment advisory fee (Note 2)                                                   $ 10,702,756
   Accounting and custody fees                                                             891,842
   Legal and audit services                                                                 83,129
   Trustees' fees and expenses (Note 2)                                                     82,298
   Insurance expense                                                                        36,460
   Licensing fees                                                                           20,000
   Amortization of organization expense (Note 1F)                                           14,936
   Miscellaneous                                                                             2,500
                                                                                      -------------
       Total expenses                                                                                     11,833,921
                                                                                                       --------------
          Net investment income                                                                          225,672,566
                                                                                                       --------------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss)
       Investment securities transactions                                               49,275,092
       Financial futures contracts                                                        (858,528)
       Written options transactions                                                      7,675,821
       Foreign currency transactions and forward foreign currency exchange
          contracts                                                                      7,110,878
                                                                                      -------------
          Net realized gain                                                                               63,203,263

   Change in unrealized appreciation (depreciation)
       Investment securities                                                           (91,424,866)
       Financial futures contracts                                                        (708,138)
       Written options                                                                  (2,636,738)
       Foreign currency and forward foreign currency exchange contracts                (18,470,057)
                                                                                      -------------
          Change in net unrealized appreciation (depreciation)                                          (113,239,799)
                                                                                                       --------------
       Net realized and unrealized loss                                                                  (50,036,536)
                                                                                                       --------------
Net Increase in Net Assets from Operations                                                             $ 175,636,030
                                                                                                       ==============


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    Year Ended            Year Ended
                                                                 December 31, 1998     December 31, 1997
                                                                -------------------   -------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                          $  225,672,566        $  195,707,479
   Net realized gain                                                  63,203,263            42,948,051
   Change in net unrealized appreciation (depreciation)             (113,239,799)           27,756,610
                                                                  ---------------       ---------------
   Net increase in Net Assets from Investment Operations             175,636,030           266,412,140
                                                                  ---------------       ---------------
Capital Transactions
   Contributions                                                     726,662,277           930,076,128
   Withdrawals                                                      (811,459,061)         (486,977,142)
                                                                  ---------------       ---------------
   Increase (decrease) in net assets resulting from
      capital transactions                                           (84,796,784)          443,098,986
                                                                  ---------------       ---------------
Total Increase in Net Assets                                          90,839,246           709,511,126

Net Assets
   At beginning of year                                            3,325,622,715         2,616,111,589
                                                                  ---------------       ---------------
   At end of year                                                 $3,416,461,961        $3,325,622,715
                                                                  ===============       ===============


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                                                Year Ended December 31,
                                              -----------------------------------------------------------
                                                  1998                    1997                   1996(1)
                                              -----------             -----------             -----------
Ratios:
Expenses (to average daily net assets)              0.34%                   0.36%                   0.37%+
Net investment income (to average
   daily net assets)                                6.56%                   6.77%                   7.14%+
Portfolio Turnover                                   148%                     89%                     69%
Net assets, end of year (000s omitted)        $3,416,462              $3,325,623              $2,616,112

---------------------------------

(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.

+     Computed on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At December 31, 1998 there are two Funds invested in the Portfolio. The value of each Fund's investment in the Portfolio reflect the Fund's proportionate interest in the net assets of the Portfolio. The proportionate interest at December 31, 1998 of the Standish Fixed Income Fund and the Standish Fixed Income Asset Fund were approximately 99.9% and less than 0.1%, respectively.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A.    Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B.    Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

      C.    Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D.    Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E.    Foreign currency transactions

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F.    Deferred organization expense

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1998 were as follows:

                                                              Purchases           Sales
                                                           ---------------   ---------------
         U.S. Government Securities......................   $4,059,646,072    $3,302,369,409
                                                           ===============   ===============
         Investments (non-U.S. Government Securities)....   $1,547,393,262    $1,206,544,665
                                                           ===============   ===============

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1998, as computed on a federal income tax basis, were as follows:

      Aggregate Cost.......................................   $ 3,436,614,514
                                                             ==================

      Gross unrealized appreciation........................        53,993,019
      Gross unrealized depreciation........................      (100,027,228)
                                                             ------------------
      Net unrealized depreciation..........................   $   (46,034,209)
                                                             ==================

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A & B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option purchased by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the year ended December 31, 1998 is as follows:

      Written Put Option Transactions
     ---------------------------------------------------------------------------

                                                                          Number of
                                                                          Contracts           Premiums
                                                                       ---------------    ---------------
          Outstanding, beginning of period..........................          6            $  2,607,527
          Options written...........................................         29               8,870,723
          Options expired...........................................         (8)             (4,115,293)
          Options closed............................................        (11)             (4,146,169)
                                                                       ---------------    ---------------
          Outstanding, end of period................................         16            $  3,216,788
                                                                       ===============    ===============

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      Written Call Option Transactions
     ---------------------------------------------------------------------------

                                                                         Number of
                                                                         Contracts            Premiums
                                                                       ---------------    ---------------
          Outstanding, beginning of period........................ .          5            $    726,130
          Options written...........................................         27               6,687,325
          Options expired...........................................        (10)             (1,494,355)
          Options closed............................................         (8)             (1,713,349)
                                                                       ---------------    ---------------
          Outstanding, end of period................................         14            $  4,205,751
                                                                       ===============    ===============

      Written Cross Currency Option Transactions
     ---------------------------------------------------------------------------

                                                                         Number of
                                                                         Contracts            Premiums
                                                                       ---------------    ---------------
          Outstanding, beginning of period..........................         14            $  1,365,255
          Options written...........................................         24               3,072,273
          Options expired...........................................         (7)               (347,355)
          Options closed............................................        (16)             (1,528,524)
                                                                       ---------------    ---------------
          Outstanding, end of period................................         15            $  2,561,649
                                                                       ===============    ===============

      Forward currency exchange contracts

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      At December 31, 1998, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      Forward Foreign Currency Exchange Contracts

                                               Local                           U.S. $           U.S. $           U.S. $
                                             Principal       Contract          Market         Aggregate        Unrealized
              Contracts to Receive             Amount       Value Date         Value         Face Amount       Gain/(Loss)
         -------------------------------  --------------  ---------------  -------------    --------------   ----------------
         Argentinean Peso                     2,658,103       1/06/99       $ 2,659,486       $ 2,643,434        $  16,052
         Australian Dollar                    4,350,000       3/11/99         2,665,013         3,073,202         (408,189)
         Canadian Dollar                      4,154,331    11/02-1/29/99      2,716,166         2,736,891          (20,725)
         German Deutsche Mark                11,667,075     2/17-4/22/99      7,021,820         6,958,621           63,199
         French Franc                        15,186,263       2/12/99         2,721,052         2,689,262           31,790
         Hong Kong Dollar                    28,791,260       10/14/99         3,679,023        3,519,861          159,162
         Italian Lira                     4,474,436,810       4/29/99         2,720,687         2,711,780            8,907
         Japanese Yen                     2,149,164,861     1/11-3/9/99      19,082,368        17,965,391        1,116,977
         New Zealand Dollar                   5,279,508       3/11/99         2,777,901         2,979,628         (201,727)
         Polish Zloty                         2,876,930       7/24/00           682,708           700,000          (17,292)
                                                                           ------------     -------------    -------------
                                                                            $46,726,224       $45,978,070        $ 748,154
                                                                           ============     =============    =============

                                               Local                           U.S. $           U.S. $           U.S. $
                                             Principal       Contract          Market         Aggregate        Unrealized
              Contracts to Deliver             Amount       Value Date         Value         Face Amount       Gain/(Loss)
         -------------------------------  --------------  ---------------  -------------    --------------   ----------------
         Argentinean Peso                     3,991,253     1/06-4/06/99   $  3,983,544      $  3,925,287      $   (58,257)
         Australian Dollar                    4,350,000       3/11/99         2,665,013         2,915,211          250,198
         Canadian Dollar                      4,152,260       1/29/99         2,714,812         2,679,742          (35,070)
         Danish Krone                       215,499,464     1/11-5/06/99     34,027,137        32,844,424       (1,182,713)
         French Franc                        57,229,961       2/12/99        10,254,380        10,219,636          (34,744)
         German Deutsche Mark               151,960,321     1/20-5/06/99     91,520,611        91,428,712          (91,899)
         British Pound Sterling              39,616,381     1/20-5/10/99     65,705,352        65,364,578         (340,774)
         Greek Drachma                      651,563,250       4/22/99         2,284,333         1,986,250         (298,083)
         Hong Kong Dollar                    44,411,920       10/14/99        5,675,073         5,585,000          (90,073)
         Italian Lira                     6,799,360,000       4/29/99         4,134,359         4,163,519           29,160
         Japanese Yen                     5,906,644,994     2/05-3/29/99     52,636,892        45,671,470       (6,965,422)
         New Zealand Dollar                  33,656,794     2/11-4/15/99     17,709,108        18,034,816          325,708
         Norwegian Krone                      8,939,580       1/19/99         1,177,720         1,160,608          (17,112)
         Polish Zloty                         2,876,930       7/24/00           682,708           682,708                0
         Swedish Krona                      141,967,240     1/19-3/02/99     17,611,308        17,791,425          180,117
                                                                           ------------     -------------    -------------
                                                                           $312,782,350      $304,453,386      $(8,328,964)
                                                                           ============     =============    =============

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      Forward Foreign Cross Currency Exchange Contracts

                                         U.S.$                                     U.S. $                          U.S. $
                                         Market                                    Market         Contract       Unrealized
            Contracts to Deliver         Value            In Exchange For          Value         Value Date      Gain/(Loss)
         -------------------------  ----------------  -----------------------  ---------------  ------------   --------------
         German Deutsche Mark         $ 6,153,065          Greek Drachma        $ 6,624,623       4/22/99          $471,558
         British Pound Sterling         2,772,097        New Zealand Dollar       2,707,680       11/05/99          (64,417)
         Greek Drachma                  4,340,290       German Deutsche Mark      4,230,232       4/22/99          (110,058)
                                    ---------------                           ---------------                  --------------
                                      $13,265,452                               $13,562,535                        $297,083
                                    ===============                           ===============                  ==============

      Futures contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other Portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in security prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At December 31, 1998, the Portfolio held the following financials futures contracts:

                                                                                                               Unrealized
                                                                                        Underlying Face       Appreciation/
                       Contract                       Position      Expiration Date     Amount at Value      (Depreciation)
          -----------------------------------       ------------   -----------------   -----------------    ----------------
          U.S. Long Bond CBT (446 contracts)            Long            3/31/99          $  56,990,438         $ (974,630)
          U.S. 10 Year Note (1,221 contracts)           Short           3/31/99            145,489,781            958,119
                                                                                                            ----------------
                                                                                                               $  (16,511)
                                                                                                            ================

      At December 31, 1998 the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(6)   Delayed Delivery Transactions:

      The Portfolio may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At December 31, 1998, the Fund had entered into the following delayed delivery transactions:

                   Type                    Security               Settlement Date            Payable Amount
           ---------------------       -----------------       ----------------------     ---------------------
                   Buy                       FNMA                     1/21/99                 $195,448,047

                        Report of Independent Accountants

To the Trustees of Standish, Ayer & Wood Master Portfolio and the Investors of Standish Fixed Income Portfolio:

In our opinion the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplemental data present fairly, in all material respects, the financial position of Standish Fixed Income Portfolio (the "Portfolio"), at December 31, 1998, the results of its operations, the changes in its net assets and the supplemental data for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and supplemental data (herein referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 1999

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                                       38

                            [LOGO] Standish Funds(R)
                                   One Financial Center
                                   Boston, MA 02111-2662
                                   (800) 729-0066
                                   www.standishfunds.com